Segment Information - Summary of Group's Revenues Segregated Between Domestic and Export Sales (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 299,113	₽ 276,009	₽ 253,141
Domestic - Russia [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	176,906	164,361	146,701
Domestic - Other [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	23,445	22,252	20,817
Country of Domestic Countries [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	200,351	186,613	167,518
Export [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 98,762	₽ 89,396	₽ 85,623